Annual Fund Operating Expenses	Feb. 28, 2026
ALPS Global Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
ALPS Global Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.37%	[1]
Expenses (as a percentage of Assets)	2.02%	[2]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	2.02%
ALPS Global Opportunity Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.37%	[1]
Expenses (as a percentage of Assets)	2.02%	[2]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	2.02%
ALPS Global Opportunity Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%	[4]
Component1 Other Expenses	0.00%	[4]
Component2 Other Expenses	0.49%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.37%	[1]
Expenses (as a percentage of Assets)	2.71%	[2]
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	2.62%
ALPS Global Opportunity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.37%	[1]
Expenses (as a percentage of Assets)	1.70%	[2]
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	1.62%
ALPS Global Opportunity Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.37%	[1]
Expenses (as a percentage of Assets)	2.15%	[2]
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	2.12%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[5]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.17%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.57%	[6]
Fee Waiver or Reimbursement	(0.15%)	[7],[8]
Net Expenses (as a percentage of Assets)	1.42%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[5]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.17%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.57%	[6]
Fee Waiver or Reimbursement	(0.15%)	[7],[8]
Net Expenses (as a percentage of Assets)	1.42%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[5]
Distribution and Service (12b-1) Fees	1.00%	[9]
Component1 Other Expenses	0.00%	[9]
Component2 Other Expenses	0.27%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	2.27%	[6]
Fee Waiver or Reimbursement	(0.22%)	[7],[8]
Net Expenses (as a percentage of Assets)	2.05%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[5]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.30%	[6]
Fee Waiver or Reimbursement	(0.15%)	[7],[8]
Net Expenses (as a percentage of Assets)	1.15%
ALPS Balanced Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
ALPS Balanced Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	1.08%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	1.39%
Acquired Fund Fees and Expenses	0.20%	[10]
Expenses (as a percentage of Assets)	2.54%	[11]
Fee Waiver or Reimbursement	(1.39%)	[12],[13],[14]
Net Expenses (as a percentage of Assets)	1.15%
ALPS Balanced Opportunity Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	1.07%
Component3 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	1.39%
Acquired Fund Fees and Expenses	0.20%	[10]
Expenses (as a percentage of Assets)	2.54%	[11]
Fee Waiver or Reimbursement	(1.39%)	[12],[13],[14]
Net Expenses (as a percentage of Assets)	1.15%
ALPS Balanced Opportunity Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%	[15]
Component1 Other Expenses	0.00%	[15]
Component2 Other Expenses	1.08%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	1.34%
Acquired Fund Fees and Expenses	0.20%	[10]
Expenses (as a percentage of Assets)	3.24%	[11]
Fee Waiver or Reimbursement	(1.39%)	[12],[13],[14]
Net Expenses (as a percentage of Assets)	1.85%
ALPS Balanced Opportunity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	1.23%
Component3 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.48%
Acquired Fund Fees and Expenses	0.20%	[10]
Expenses (as a percentage of Assets)	2.38%	[11]
Fee Waiver or Reimbursement	(1.53%)	[12],[13],[14]
Net Expenses (as a percentage of Assets)	0.85%
ALPS | Smith Total Return Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
ALPS | Smith Total Return Bond Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[16]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.97%	[17]
Fee Waiver or Reimbursement	(0.08%)	[18]
Net Expenses (as a percentage of Assets)	0.89%
ALPS | Smith Total Return Bond Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[16]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.00%	[17]
Fee Waiver or Reimbursement	(0.11%)	[18]
Net Expenses (as a percentage of Assets)	0.89%
ALPS | Smith Total Return Bond Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[16]
Distribution and Service (12b-1) Fees	1.00%	[19]
Component1 Other Expenses	0.00%	[19]
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.76%	[17]
Fee Waiver or Reimbursement	(0.17%)	[18]
Net Expenses (as a percentage of Assets)	1.59%
ALPS | Smith Total Return Bond Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[16]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.74%	[17]
Fee Waiver or Reimbursement	(0.15%)	[18]
Net Expenses (as a percentage of Assets)	0.59%
ALPS | Smith Short Duration Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
ALPS | Smith Short Duration Bond Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[20]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.79%	[21]
Fee Waiver or Reimbursement	0.00%	[22]
Net Expenses (as a percentage of Assets)	0.79%
ALPS | Smith Short Duration Bond Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[20]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.80%	[21]
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	0.79%
ALPS | Smith Short Duration Bond Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[20]
Distribution and Service (12b-1) Fees	1.00%	[23]
Component1 Other Expenses	0.00%	[23]
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.54%	[21]
Fee Waiver or Reimbursement	(0.05%)	[22]
Net Expenses (as a percentage of Assets)	1.49%
ALPS | Smith Short Duration Bond Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[20]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.58%	[21]
Fee Waiver or Reimbursement	(0.09%)	[22]
Net Expenses (as a percentage of Assets)	0.49%
ALPS | Smith Credit Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
ALPS | Smith Credit Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.26%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.35%	[24]
Fee Waiver or Reimbursement	(0.15%)	[25]
Net Expenses (as a percentage of Assets)	1.20%
ALPS | Smith Credit Opportunities Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.34%	[24]
Fee Waiver or Reimbursement	(0.14%)	[25]
Net Expenses (as a percentage of Assets)	1.20%
ALPS | Smith Credit Opportunities Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%	[26]
Component1 Other Expenses	0.00%	[26]
Component2 Other Expenses	0.24%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.99%	[24]
Fee Waiver or Reimbursement	(0.09%)	[25]
Net Expenses (as a percentage of Assets)	1.90%
ALPS | Smith Credit Opportunities Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.32%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.07%	[24]
Fee Waiver or Reimbursement	(0.17%)	[25]
Net Expenses (as a percentage of Assets)	0.90%
ALPS Asset Allocation Growth & Income | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[27]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.35%	[28]
Expenses (as a percentage of Assets)	0.80%	[29]
ALPS Asset Allocation Growth & Income | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[27]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.35%	[28]
Expenses (as a percentage of Assets)	0.80%	[29]
ALPS Asset Allocation Growth & Income | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[27]
Distribution and Service (12b-1) Fees	1.00%	[30]
Component1 Other Expenses	0.00%	[30]
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.35%	[28]
Expenses (as a percentage of Assets)	1.55%	[29]
ALPS Asset Allocation Growth & Income | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[27]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.35%	[28]
Expenses (as a percentage of Assets)	0.55%	[29]
Kotak India Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Kotak India Equity Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.28%	[31]
Fee Waiver or Reimbursement	0.00%	[32]
Net Expenses (as a percentage of Assets)	1.28%
Kotak India Equity Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.28%	[31]
Fee Waiver or Reimbursement	0.00%	[32]
Net Expenses (as a percentage of Assets)	1.28%
Kotak India Equity Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%	[31]
Component1 Other Expenses	0.00%	[31]
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.97%	[31]
Fee Waiver or Reimbursement	0.00%	[32]
Net Expenses (as a percentage of Assets)	1.97%
Kotak India Equity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.93%	[31]
Fee Waiver or Reimbursement	0.00%	[32]
Net Expenses (as a percentage of Assets)	0.93%
Kotak India Equity Fund | Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.88%	[31]
Fee Waiver or Reimbursement	(0.13%)	[32]
Net Expenses (as a percentage of Assets)	0.75%
ALPS | CoreCommodity Natural Resources ETF | ALPS | CoreCommodity Natural Resources ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%	[33]
Expenses (as a percentage of Assets)	0.39%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s Total Annual Fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, Shareholder Service Fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser will be permitted to recapture, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. Prior to February 28, 2027, this waiver may not be terminated or discontinued without the approval of the Fund’s Board of Trustees.
[4]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[5]	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with ALPS Advisors, Inc. (the “Adviser”), and a separate sub-advisory agreement with CoreCommodity Management, LLC, the Subsidiary’s investment sub-adviser and the Fund’s investment sub-adviser (the “Sub-Adviser”), for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays its investment adviser, ALPS Advisors, Inc., for services provided to the Fund. The Adviser has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. The Sub-Adviser has agreed to waive the sub-advisory fee it receives from the Adviser for services provided to the Fund in an amount equal to the sub-advisory fee it receives from the Adviser for services provided to the Subsidiary. These waivers may not be terminated without the approval by the Board of the Fund.
[6]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[7]	Pursuant to a written agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse the Fund’s Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser and sub-advised by the Sub-Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. Further, pursuant to the Expense Agreement, the Sub-Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.05% (for Investor Class, Class A shares and Class C shares) and 1.15% (for Class I shares) of average daily net assets through February 28, 2027. The Adviser has agreed to reduce its fee to the extent that the Sub-Adviser is required to waive its management fee under the agreement described above. The Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through this letter agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. This waiver may not be terminated prior to February 28, 2027 without approval by the Board of the Fund.
[8]	Pursuant to a written agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse the Fund’s Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser and sub-advised by the Sub-Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. Further, pursuant to the Expense Agreement, the Sub-Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee
[9]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[10]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[11]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[12]	Pursuant to a written agreement (the “AFFE Agreement”), ALPS Advisors, Inc. (“ALPS Advisors,” or the “Adviser”) has agreed to waive and/or reimburse the Fund’s Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. Prior to February 28, 2027 and thereafter, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.
[13]	Pursuant to a written agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 0.85% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. Prior to February 28, 2027, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.
[14]	Pursuant to a written agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 0.85% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after
[15]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[16]	The Contractual Management Fee is 0.545%.
[17]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[18]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.59% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. Prior to February 28, 2027, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.
[19]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[20]	The Contractual Management Fee is 0.365%.
[21]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[22]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s Total Annual Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.49% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2027, without the approval of the Fund’s Board of Trustees.
[23]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[24]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[25]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (“ALPS Advisors,” or the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s Total Annual Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.90% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. Prior to February 28, 2027, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.
[26]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[27]	Pursuant to the Fund’s advisory agreement, ALPS Advisors, Inc. (the “Adviser” or “AAI”) does not receive a management fee from the Fund. However, the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Adviser.
[28]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[29]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[30]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[31]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[32]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (the “Sub-Adviser”) have agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.00% of Investor Class, Class A, Class C, and Class I shares and 0.75% for Class II shares of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser and the Sub-Adviser will be permitted to recapture, on a class- by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods do not exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the Fund’s current expense cap. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. Prior to February 28, 2027, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.
[33]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.